Business Combination - Summary of Preliminary Purchase Price Allocation for Acquisition (Details) - USD ($)	Mar. 13, 2024	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Goodwill		$ 344,156	$ 344,156
LBSM
Business Combination [Line Items]
Total fair value of net assets acquired	$ 441,000
Fair value of total purchase consideration	785,156
Less: Net assets acquired	(441,000)
Goodwill	344,156
LBSM | Technical License
Business Combination [Line Items]
Assets acquired	$ 441,000	$ 441,000